Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic EPS Computation:
Net earnings for the year	$ 2,715	$ 3,459	$ 3,149	$ 2,825	$ 2,296	$ 2,663	$ 2,615	$ 2,476	$ 1,687	$ 3,100	$ 1,655	$ 2,585	$ 12,148	$ 10,050	$ 9,027
Denominator - Weighted average number of common shares outstanding													7,360,485	7,280,907	7,198,711
Basic earnings per common share	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 0.31	$ 0.37	$ 0.36	$ 0.34	$ 0.23	$ 0.43	$ 0.23	$ 0.36	$ 1.65	$ 1.38	$ 1.25
Diluted EPS Computation:
Numerator - Earnings available to common stockholders													$ 12,148	$ 10,050	$ 9,027
Denominator - Weighted average number of common shares outstanding													7,360,485	7,280,907	7,198,711
Dilutive effect of stock options													5,163	7,215	8,253
Weighted average number of shares outstanding-diluted													7,365,648	7,288,122	7,206,964
Diluted earnings per common share	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 0.31	$ 0.36	$ 0.36	$ 0.34	$ 0.23	$ 0.43	$ 0.23	$ 0.36	$ 1.65	$ 1.38	$ 1.25